2. BASIS OF PRESENTATION: (d) Functional and presentation currency (Policies)	12 Months Ended
Jan. 31, 2021
Policies
(d) Functional and presentation currency	(d)Functional and presentation currency The financial statements are presented in Canadian dollars, which is Company’s functional and presentation currency.